                                                  One Financial Way
                                                  Cincinnati, Ohio 45242




                                                  Post Office Box 237
[LOGO] OHIO NATIONAL                              Cincinnati, Ohio 45201-0237
       FINANCIAL SERVICES                         Telephone: 513-794-6100


                                   January 4, 1999



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:      File No. 333-64349, Dow Target Variable Fund LLC
         Certification Under Rule 497(j)

Gentlemen:

I, John J. Palmer, President of the registrant, hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most-recent pre-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on November 25, 1998.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this fourth day of January, 1999.

                                    Sincerely,


                                    /s/JOHN J. PALMER
                                    --------------------------------------------
                                    John J. Palmer
                                    President

JJP/nh